Financial instruments (FI) - Assets measured at fair value on recurring basis (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Assets
Cash and Due from Banks	SFr 123	SFr 105	SFr 200
Interest-bearing deposits with banks	39	60	26
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	91,520	94,113	87,331
Securities received as collateral	33,385	37,622	32,564
Trading assets	140,981	159,792	165,150
Investment securities	2,281	2,625	2,489
Other investments	4,144	4,363	4,096
Loans	16,627	18,612	19,528
Other intangible assets (mortgage servicing rights), at fair value	128	130	138
Other assets	11,403	SFr 8,860	9,383
Netting impact	(152,500)		(208,200)
Total assets at fair value, measured at net asset value per share	3,478		3,449
Recurring basis
Assets
Cash and Due from Banks	123		200
Interest-bearing deposits with banks	39		26
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	91,520		87,331
Securities received as collateral	33,385		32,564
Trading assets	140,981		165,150
Trading assets, measured at net asset value per share	1,065		1,346
Investment securities	2,281		2,489
Other investments	4,144		4,096
Other investments, measured at net asset value per share	2,430		2,104
Loans	16,627		19,528
Loans - of which commercial and industrial	7,621		9,867
Loans - of which financial institutions	5,634		6,232
Other intangible assets (mortgage servicing rights), at fair value	128		138
Other assets	11,403		9,383
Other assets - of which loans held-for-sale	8,933		5,956
Netting impact	(152,474)		(208,211)
Total assets at fair value	300,631		320,905
Total assets at fair value, measured at net asset value per share	3,495		3,450
Recurring basis | Private equity
Assets
Other investments	465		582
Other investments, measured at net asset value per share	458		574
Recurring basis | Private equity - of which equity funds
Assets
Other investments	243		240
Other investments, measured at net asset value per share	243		240
Recurring basis | Hedge funds
Assets
Other investments	449		546
Other investments, measured at net asset value per share	449		546
Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	212		292
Other investments, measured at net asset value per share	212		292
Recurring basis | Other equity investments
Assets
Other investments	1,861		1,380
Other investments, measured at net asset value per share	1,523		984
Recurring basis | Other equity investments - of which private
Assets
Other investments	1,853		1,373
Other investments, measured at net asset value per share	1,522		984
Recurring basis | Life finance instruments
Assets
Other investments	1,369		1,588
Recurring basis | Debt securities
Assets
Securities received as collateral	1,516		1,039
Trading assets	62,677		65,668
Investment securities	2,190		2,400
Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	29,660		31,926
Investment securities	1,343		1,343
Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	582		377
Trading assets	13,358		14,180
Investment securities	254		287
Recurring basis | Debt securities | RMBS
Assets
Trading assets	15,633		14,758
Investment securities	377		497
Recurring basis | Debt securities | CMBS
Assets
Trading assets	2,249		2,292
Investment securities	2		14
Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	1,487		2,239
Recurring basis | Equity securities
Assets
Securities received as collateral	31,869		31,525
Trading assets	51,961		63,871
Trading assets, measured at net asset value per share	1,065		1,346
Investment securities	91		89
Recurring basis | Derivative instruments
Assets
Trading assets	20,932		26,782
Netting impact	(152,294)		(207,296)
Recurring basis | Other
Assets
Trading assets	5,411		8,829
Recurring basis | Other assets
Assets
Netting impact	(180)		(915)
Level 1 | Recurring basis
Assets
Cash and Due from Banks	0		0
Interest-bearing deposits with banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	32,414		31,325
Trading assets	81,347		95,886
Investment securities	247		297
Other investments	23		22
Loans	0		0
Loans - of which commercial and industrial	0		0
Loans - of which financial institutions	0		0
Other intangible assets (mortgage servicing rights), at fair value	0		0
Other assets	230		260
Other assets - of which loans held-for-sale	0		0
Total assets at fair value	114,261		127,790
Level 1 | Recurring basis | Private equity
Assets
Other investments	0		0
Level 1 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	0		0
Level 1 | Recurring basis | Hedge funds
Assets
Other investments	0		0
Level 1 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	0		0
Level 1 | Recurring basis | Other equity investments
Assets
Other investments	23		22
Level 1 | Recurring basis | Other equity investments - of which private
Assets
Other investments	16		15
Level 1 | Recurring basis | Life finance instruments
Assets
Other investments	0		0
Level 1 | Recurring basis | Debt securities
Assets
Securities received as collateral	884		619
Trading assets	26,516		29,498
Investment securities	244		294
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	26,227		29,226
Investment securities	96		103
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	0		1
Trading assets	157		180
Investment securities	0		0
Level 1 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	0		0
Investment securities	0		0
Level 1 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	0		0
Investment securities	0		0
Level 1 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	0		0
Level 1 | Recurring basis | Equity securities
Assets
Securities received as collateral	31,530		30,706
Trading assets	47,408		58,490
Investment securities	3		3
Level 1 | Recurring basis | Derivative instruments
Assets
Trading assets	5,292		5,631
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	1,502		3,074
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	62		18
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	3,728		2,538
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	0		0
Level 1 | Recurring basis | Other
Assets
Trading assets	2,131		2,267
Level 2 | Recurring basis
Assets
Cash and Due from Banks	123		200
Interest-bearing deposits with banks	0		25
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	91,520		87,157
Securities received as collateral	957		1,169
Trading assets	202,494		262,449
Investment securities	1,998		2,120
Other investments	34		64
Loans	11,415		12,943
Loans - of which commercial and industrial	4,874		6,051
Loans - of which financial institutions	3,804		4,403
Other intangible assets (mortgage servicing rights), at fair value	0		0
Other assets	9,177		8,359
Other assets - of which loans held-for-sale	6,960		4,640
Total assets at fair value	317,718		374,486
Level 2 | Recurring basis | Private equity
Assets
Other investments	0		0
Level 2 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	0		0
Level 2 | Recurring basis | Hedge funds
Assets
Other investments	0		0
Level 2 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	0		0
Level 2 | Recurring basis | Other equity investments
Assets
Other investments	30		64
Level 2 | Recurring basis | Other equity investments - of which private
Assets
Other investments	30		64
Level 2 | Recurring basis | Life finance instruments
Assets
Other investments	4		0
Level 2 | Recurring basis | Debt securities
Assets
Securities received as collateral	630		419
Trading assets	34,051		32,193
Investment securities	1,910		2,034
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	3,120		2,408
Investment securities	1,247		1,240
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	580		375
Trading assets	12,202		12,326
Investment securities	254		287
Level 2 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	15,202		14,153
Investment securities	343		425
Level 2 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	2,214		2,227
Investment securities	0		14
Level 2 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	1,309		1,074
Level 2 | Recurring basis | Equity securities
Assets
Securities received as collateral	327		750
Trading assets	3,353		3,795
Investment securities	88		86
Level 2 | Recurring basis | Derivative instruments
Assets
Trading assets	164,623		224,142
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	97,234		133,834
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	41,222		61,448
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	17,665		20,519
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	7,618		7,388
Level 2 | Recurring basis | Other
Assets
Trading assets	467		2,319
Level 3 | Recurring basis
Assets
Cash and Due from Banks	0		0
Interest-bearing deposits with banks	39		1
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		174
Securities received as collateral	14		70
Trading assets	8,369		12,765
Investment securities	36		72
Other investments	1,657		1,906
Loans	5,212		6,585
Loans - of which commercial and industrial	2,747		3,816
Loans - of which financial institutions	1,830		1,829
Other intangible assets (mortgage servicing rights), at fair value	128		138
Other assets	2,176		1,679
Other assets - of which loans held-for-sale	1,973		1,316
Total assets at fair value	17,631		23,390
Level 3 | Recurring basis | Private equity
Assets
Other investments	7		8
Level 3 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	0		0
Level 3 | Recurring basis | Hedge funds
Assets
Other investments	0		0
Level 3 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	0		0
Level 3 | Recurring basis | Other equity investments
Assets
Other investments	285		310
Level 3 | Recurring basis | Other equity investments - of which private
Assets
Other investments	285		310
Level 3 | Recurring basis | Life finance instruments
Assets
Other investments	1,365		1,588
Level 3 | Recurring basis | Debt securities
Assets
Securities received as collateral	2		1
Trading assets	2,110		3,977
Investment securities	36		72
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	313		292
Investment securities	0		0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	2		1
Trading assets	999		1,674
Investment securities	0		0
Level 3 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	431		605
Investment securities	34		72
Level 3 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	35		65
Investment securities	2		0
Level 3 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	178		1,165
Level 3 | Recurring basis | Equity securities
Assets
Securities received as collateral	12		69
Trading assets	135		240
Investment securities	0		0
Level 3 | Recurring basis | Derivative instruments
Assets
Trading assets	3,311		4,305
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	714		748
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	244		355
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	813		914
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	454		688
Level 3 | Recurring basis | Other
Assets
Trading assets	2,813		4,243
Bank
Assets
Cash and Due from Banks	123		208
Interest-bearing deposits with banks	39		26
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	91,520		87,331
Securities received as collateral	33,385		32,564
Trading assets	141,084		165,392
Investment securities	2,279		2,486
Other investments	4,137		4,088
Loans	16,627		19,528
Other intangible assets (mortgage servicing rights), at fair value	128		138
Other assets	11,403		9,420
Netting impact	(152,500)		(208,200)
Total assets at fair value, measured at net asset value per share	3,471		3,441
Bank | Recurring basis
Assets
Cash and Due from Banks	123		208
Interest-bearing deposits with banks	39		26
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	91,520		87,331
Securities received as collateral	33,385		32,564
Trading assets	141,084		165,392
Trading assets, measured at net asset value per share	1,065		1,346
Investment securities	2,279		2,486
Other investments	4,137		4,088
Other investments, measured at net asset value per share	2,423		2,096
Loans	16,627		19,528
Loans - of which commercial and industrial	7,621		9,867
Loans - of which financial institutions	5,634		6,232
Other intangible assets (mortgage servicing rights), at fair value	128		138
Other assets	11,403		9,420
Other assets - of which loans held-for-sale	8,933		5,956
Netting impact	(152,474)		(208,238)
Total assets at fair value	300,725		321,181
Total assets at fair value, measured at net asset value per share	3,488		3,442
Bank | Recurring basis | Private equity
Assets
Other investments	458		574
Other investments, measured at net asset value per share	451		566
Bank | Recurring basis | Private equity - of which equity funds
Assets
Other investments	236		232
Other investments, measured at net asset value per share	236		232
Bank | Recurring basis | Hedge funds
Assets
Other investments	449		546
Other investments, measured at net asset value per share	449		546
Bank | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	212		292
Other investments, measured at net asset value per share	212		292
Bank | Recurring basis | Other equity investments
Assets
Other investments	1,861		1,380
Other investments, measured at net asset value per share	1,523		984
Bank | Recurring basis | Other equity investments - of which private
Assets
Other investments	1,853		1,373
Other investments, measured at net asset value per share	1,522		984
Bank | Recurring basis | Life finance instruments
Assets
Other investments	1,369		1,588
Bank | Recurring basis | Debt securities
Assets
Securities received as collateral	1,516		1,038
Trading assets	62,766		65,675
Investment securities	2,188		2,398
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	29,660		31,926
Investment securities	1,343		1,343
Bank | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	582		380
Trading assets	13,447		14,186
Investment securities	254		287
Bank | Recurring basis | Debt securities | RMBS
Assets
Trading assets	15,633		14,758
Investment securities	377		497
Bank | Recurring basis | Debt securities | CMBS
Assets
Trading assets	2,249		2,292
Investment securities	2		14
Bank | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	1,487		2,239
Bank | Recurring basis | Equity securities
Assets
Securities received as collateral	31,869		31,526
Trading assets	52,003		63,874
Trading assets, measured at net asset value per share	1,065		1,346
Investment securities	91		88
Bank | Recurring basis | Derivative instruments
Assets
Trading assets	20,902		27,013
Netting impact	(152,294)		(207,323)
Bank | Recurring basis | Other
Assets
Trading assets	5,413		8,830
Bank | Recurring basis | Other assets
Assets
Netting impact	(180)		(915)
Bank | Level 1 | Recurring basis
Assets
Cash and Due from Banks	0		0
Interest-bearing deposits with banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	32,414		31,325
Trading assets	81,389		95,890
Investment securities	247		297
Other investments	23		22
Loans	0		0
Loans - of which commercial and industrial	0		0
Loans - of which financial institutions	0		0
Other intangible assets (mortgage servicing rights), at fair value	0		0
Other assets	230		260
Other assets - of which loans held-for-sale	0		0
Total assets at fair value	114,303		127,794
Bank | Level 1 | Recurring basis | Private equity
Assets
Other investments	0		0
Bank | Level 1 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	0		0
Bank | Level 1 | Recurring basis | Hedge funds
Assets
Other investments	0		0
Bank | Level 1 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	0		0
Bank | Level 1 | Recurring basis | Other equity investments
Assets
Other investments	23		22
Bank | Level 1 | Recurring basis | Other equity investments - of which private
Assets
Other investments	16		15
Bank | Level 1 | Recurring basis | Life finance instruments
Assets
Other investments	0		0
Bank | Level 1 | Recurring basis | Debt securities
Assets
Securities received as collateral	884		619
Trading assets	26,516		29,498
Investment securities	244		294
Bank | Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	26,227		29,226
Investment securities	96		103
Bank | Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	0		1
Trading assets	157		180
Investment securities	0		0
Bank | Level 1 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	0		0
Investment securities	0		0
Bank | Level 1 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	0		0
Investment securities	0		0
Bank | Level 1 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	0		0
Bank | Level 1 | Recurring basis | Equity securities
Assets
Securities received as collateral	31,530		30,706
Trading assets	47,450		58,493
Investment securities	3		3
Bank | Level 1 | Recurring basis | Derivative instruments
Assets
Trading assets	5,291		5,631
Bank | Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	1,502		3,074
Bank | Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	62		18
Bank | Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	3,728		2,538
Bank | Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	0		0
Bank | Level 1 | Recurring basis | Other
Assets
Trading assets	2,132		2,268
Bank | Level 2 | Recurring basis
Assets
Cash and Due from Banks	123		208
Interest-bearing deposits with banks	0		25
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	91,520		87,157
Securities received as collateral	957		1,169
Trading assets	202,555		262,714
Investment securities	1,996		2,117
Other investments	34		64
Loans	11,415		12,943
Loans - of which commercial and industrial	4,874		6,051
Loans - of which financial institutions	3,804		4,403
Other intangible assets (mortgage servicing rights), at fair value	0		0
Other assets	9,177		8,396
Other assets - of which loans held-for-sale	6,960		4,640
Total assets at fair value	317,777		374,793
Bank | Level 2 | Recurring basis | Private equity
Assets
Other investments	0		0
Bank | Level 2 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	0		0
Bank | Level 2 | Recurring basis | Hedge funds
Assets
Other investments	0		0
Bank | Level 2 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	0		0
Bank | Level 2 | Recurring basis | Other equity investments
Assets
Other investments	30		64
Bank | Level 2 | Recurring basis | Other equity investments - of which private
Assets
Other investments	30		64
Bank | Level 2 | Recurring basis | Life finance instruments
Assets
Other investments	4		0
Bank | Level 2 | Recurring basis | Debt securities
Assets
Securities received as collateral	630		418
Trading assets	34,140		32,200
Investment securities	1,908		2,032
Bank | Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	3,120		2,408
Investment securities	1,247		1,240
Bank | Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	580		378
Trading assets	12,291		12,332
Investment securities	254		287
Bank | Level 2 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	15,202		14,153
Investment securities	343		425
Bank | Level 2 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	2,214		2,227
Investment securities	0		14
Bank | Level 2 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	1,309		1,074
Bank | Level 2 | Recurring basis | Equity securities
Assets
Securities received as collateral	327		751
Trading assets	3,353		3,795
Investment securities	88		85
Bank | Level 2 | Recurring basis | Derivative instruments
Assets
Trading assets	164,594		224,400
Bank | Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	97,234		133,928
Bank | Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	41,222		61,459
Bank | Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	17,636		20,777
Bank | Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	7,618		7,388
Bank | Level 2 | Recurring basis | Other
Assets
Trading assets	468		2,319
Bank | Level 3 | Recurring basis
Assets
Cash and Due from Banks	0		0
Interest-bearing deposits with banks	39		1
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		174
Securities received as collateral	14		70
Trading assets	8,369		12,765
Investment securities	36		72
Other investments	1,657		1,906
Loans	5,212		6,585
Loans - of which commercial and industrial	2,747		3,816
Loans - of which financial institutions	1,830		1,829
Other intangible assets (mortgage servicing rights), at fair value	128		138
Other assets	2,176		1,679
Other assets - of which loans held-for-sale	1,973		1,316
Total assets at fair value	17,631		23,390
Bank | Level 3 | Recurring basis | Private equity
Assets
Other investments	7		8
Bank | Level 3 | Recurring basis | Private equity - of which equity funds
Assets
Other investments	0		0
Bank | Level 3 | Recurring basis | Hedge funds
Assets
Other investments	0		0
Bank | Level 3 | Recurring basis | Hedge funds - of which debt funds
Assets
Other investments	0		0
Bank | Level 3 | Recurring basis | Other equity investments
Assets
Other investments	285		310
Bank | Level 3 | Recurring basis | Other equity investments - of which private
Assets
Other investments	285		310
Bank | Level 3 | Recurring basis | Life finance instruments
Assets
Other investments	1,365		1,588
Bank | Level 3 | Recurring basis | Debt securities
Assets
Securities received as collateral	2		1
Trading assets	2,110		3,977
Investment securities	36		72
Bank | Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	313		292
Investment securities	0		0
Bank | Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets
Securities received as collateral	2		1
Trading assets	999		1,674
Investment securities	0		0
Bank | Level 3 | Recurring basis | Debt securities | RMBS
Assets
Trading assets	431		605
Investment securities	34		72
Bank | Level 3 | Recurring basis | Debt securities | CMBS
Assets
Trading assets	35		65
Investment securities	2		0
Bank | Level 3 | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	178		1,165
Bank | Level 3 | Recurring basis | Equity securities
Assets
Securities received as collateral	12		69
Trading assets	135		240
Investment securities	0		0
Bank | Level 3 | Recurring basis | Derivative instruments
Assets
Trading assets	3,311		4,305
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets
Trading assets	714		748
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	244		355
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets
Trading assets	813		914
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets
Trading assets	454		688
Bank | Level 3 | Recurring basis | Other
Assets
Trading assets	SFr 2,813		SFr 4,243